Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 95.6%
iShares Core MSCI Total International Stock ETF(b)	39,562,859	$2,684,735,612
iShares Developed Real Estate Index Fund, Class K	39,011,991	367,492,951
Large Cap Index Master Portfolio	$4,794,687,078	4,794,687,078
Master Small Cap Index Series	$305,474,050	305,474,050

		8,152,389,691

Fixed-Income Funds — 4.2%
iShares TIPS Bond ETF(b)	912,635	98,026,125
iShares U.S. Long Credit Bond Index Fund	26,874,656	250,471,796
iShares U.S. Long Government Bond Index Fund	1,167,904	9,541,773

		358,039,694

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	30,199,458	$30,211,537
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	16,161,567	16,161,567

		46,373,104

Total Investments — 100.3% (Cost: $6,201,193,134)		8,556,802,489

Liabilities in Excess of Other Assets — (0.3)%		(29,334,686)

Net Assets — 100.0%		$8,527,467,803

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,769,472	$28,453,940	(a)	$—		$(9,013)	$(2,862)	$30,211,537	30,199,458	$12,881	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,180,803	—		(3,019,236	)(a)	—	—	16,161,567	16,161,567	222,860		—
iShares Core MSCI Total International Stock ETF	2,548,319,527	117,468,437		(100,215,094)		2,156,224	117,006,518	2,684,735,612	39,562,859	—		—
iShares Developed Real Estate Index Fund, Class K	347,817,462	23,436,106		(845,596)		(167,703)	(2,747,318)	367,492,951	39,011,991	—		—
iShares TIPS Bond ETF	83,610,452	15,280,745		(829,921)		(164,031)	128,880	98,026,125	912,635	—		—
iShares U.S. Long Credit Bond Index Fund	214,684,913	46,344,531		(4,904,298)		(375,761)	(5,277,589)	250,471,796	26,874,656	2,741,163		—
iShares U.S. Long Government Bond Index Fund	7,353,312	2,504,425		(22,273)		(4,745)	(288,946)	9,541,773	1,167,904	76,140		—
Large Cap Index Master Portfolio	4,365,601,299	—		(993,411	)(a)(c)	8,147,909	421,931,281	4,794,687,078	$4,794,687,078	16,423,497		—
Master Small Cap Index Series	220,419,348	74,251,842	(a)(c)	—		(301,799)	11,104,659	305,474,050	$305,474,050	892,424		—

						$9,281,081	$541,854,623	$8,556,802,489		$20,368,965		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$3,052,228,563	$—	$—	$3,052,228,563
Fixed-Income Funds	358,039,694	—	—	358,039,694
Money Market Funds	46,373,104	—	—	46,373,104

	$3,456,641,361	$—	$—	3,456,641,361

Investments Valued at NAV(a)				5,100,161,128

				$8,556,802,489

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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